Income Taxes (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended	8 Months Ended	4 Months Ended	9 Months Ended
	Sep. 30, 2014	Sep. 30, 2014	May 13, 2014 Predecessor	Sep. 30, 2013 Predecessor
Income taxes
Effective tax rate (as a percent)	16.30%	18.00%	35.00%	36.20%
Interest refund allocation from AIG related to IRS audit adjustments				$ 7.5